Cover	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 14, 2021, Healthcare Triangle, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Filing”) to report that, among other things, that it entered into a Share Purchase Agreement (the "Share Purchase Agreement") with Devcool, Inc., a California corporation ("Devcool"), Go To Assistance Inc., a California corporation ("Seller"), and Mr. Sandeep Deokule, the former Chief Executive Officer of Devcool (“SD”), pursuant to which the Company acquired 5,000,000 shares of Devcool’s Class B Common Stock, par value $0.0001, which represented all of the issued and outstanding capital stock of Devcool (the “Acquisition”). This Form 8-K/A amends Items 9.01 (a) and 9.01(b) of the Initial Filing to provide the audited, interim and pro forma financial information required by Item 9.01 of Form 8-K that was previously omitted from the Initial Filing as permitted by Items 9.01(a)(3) and 9.01(b)(2). This Form 8-K/A does not amend any other item of the Initial Filing and all other information previously reported in or filed with the Initial Report is hereby incorporated by reference to this Form 8-K/A.
Document Period End Date	Dec. 10, 2021
Entity File Number	001-40903
Entity Registrant Name	HEALTHCARE TRIANGLE, INC.
Entity Central Index Key	0001839285
Entity Tax Identification Number	84-3559776
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4309 Hacienda Dr.
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	270-4812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	HCTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false